Condensed Consolidated Statement of Changes in Stockholder Deficit - USD ($)	Common Stock [Member]	Additional Paid-In-Capital [Member]	Deferred Compensation [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 85,069	$ 51,963,269		$ (55,933,862)	$ (3,885,524)
Balance, shares at Dec. 31, 2016	85,068,709
Common stock grants to independent directors	$ 793	149,207			150,000
Common stock grants to independent directors, shares	793,025
Common stock issuance to institutional investor	$ 568	59,432			60,000
Common stock issuance to institutional investor, shares	567,644
Restricted stock issuances	$ 34,108	4,044,327			4,078,435
Restricted stock issuances, shares	34,107,883
Restricted stock issuance to a broker for fees	$ 559	44,141			44,700
Restricted stock issuance to a broker for fees, shares	558,750
Stock option exercises - cashless	$ 645	(645)
Stock option exercises - cashless, shares	645,288				770,000
Warrant exercise	$ 733	39,267			$ 40,000
Warrant exercise, shares	733,217
Deferred compensation	$ 200	40,300	(10,125)		30,375
Deferred compensation, shares	200,000
Stock based compensation - options		61,771			61,771
Net loss				(1,985,234)	(1,985,234)
Balance at Dec. 31, 2017	$ 122,675	56,401,069	(10,125)	(57,919,096)	(1,405,477)
Balance, shares at Dec. 31, 2017	122,674,516
Common stock grants to independent directors	$ 907	199,093			200,000
Common stock grants to independent directors, shares	906,774
Stock option exercises - cashless	$ 157	(157)
Stock option exercises - cashless, shares	156,997
Deferred compensation			10,125		10,125
Deferred compensation, shares
Cardax 2018 Warrant Exchange Offering, net	$ 9,600	1,234,437			1,244,037
Cardax 2018 Warrant Exchange Offering, net, shares	9,600,286
Stock based compensation - options		233,124			233,124
Net loss				(3,076,873)	(3,076,873)
Balance at Sep. 30, 2018	$ 133,339	58,067,566		(60,995,969)	(2,795,064)
Balance, shares at Sep. 30, 2018	133,338,573
Balance at Dec. 31, 2017	$ 122,675	56,401,069	(10,125)	(57,919,096)	(1,405,477)
Balance, shares at Dec. 31, 2017	122,674,516
Common stock grants to independent directors	$ 1,345	286,155			287,500
Common stock grants to independent directors, shares	1,344,274
Stock option exercises - cashless	$ 157	(157)
Stock option exercises - cashless, shares	156,997				200,000
Deferred compensation			10,125		$ 10,125
Deferred compensation, shares
Cardax 2018 Warrant Exchange Offering, net	$ 9,600	1,234,437			1,244,037
Cardax 2018 Warrant Exchange Offering, net, shares	9,600,286
Stock based compensation - options		330,146			330,146
Common stock grant to service providers	$ 112	22,388			22,500
Common stock grant to service providers, shares	112,500
Net loss				(4,024,222)	(4,024,222)
Balance at Dec. 31, 2018	$ 133,889	58,274,038		(61,943,318)	(3,535,391)
Balance, shares at Dec. 31, 2018	133,888,573
Balance at Jun. 30, 2018	$ 123,301	56,653,005		(60,067,081)	(3,290,775)
Balance, shares at Jun. 30, 2018	123,300,787
Common stock grants to independent directors	$ 438	87,062			87,500
Common stock grants to independent directors, shares	437,500
Deferred compensation
Deferred compensation, shares
Cardax 2018 Warrant Exchange Offering, net	$ 9,600	1,234,437			1,244,037
Cardax 2018 Warrant Exchange Offering, net, shares	9,600,286
Stock based compensation - options		93,062			93,062
Net loss				(928,888)	(928,888)
Balance at Sep. 30, 2018	$ 133,339	58,067,566		(60,995,969)	(2,795,064)
Balance, shares at Sep. 30, 2018	133,338,573
Balance at Dec. 31, 2018	$ 133,889	58,274,038		(61,943,318)	(3,535,391)
Balance, shares at Dec. 31, 2018	133,888,573
Common stock grants to independent directors	$ 1,627	260,873			262,500
Common stock grants to independent directors, shares	1,627,191
Restricted stock issuances	$ 1,633	243,367			$ 245,000
Restricted stock issuances, shares	1,633,330
Stock option exercises - cashless, shares
Stock based compensation - options		257,875			$ 257,875
Common stock grant to service providers	$ 113	14,287			14,400
Common stock grant to service providers, shares	112,500
Issuance of warrants attached to a convertible note		141,435			141,435
Net loss				(3,650,740)	(3,650,740)
Balance at Sep. 30, 2019	$ 137,262	59,191,875		(65,594,058)	(6,264,921)
Balance, shares at Sep. 30, 2019	137,261,594
Balance at Jun. 30, 2019	$ 136,641	58,908,648		(64,160,432)	(5,115,143)
Balance, shares at Jun. 30, 2019	136,640,761
Common stock grants to independent directors	$ 583	86,917			87,500
Common stock grants to independent directors, shares	583,333
Stock based compensation - options		84,875			84,875
Common stock grant to service providers	$ 38	3,300			3,338
Common stock grant to service providers, shares	37,500
Issuance of warrants attached to a convertible note		108,135			108,135
Net loss				(1,433,626)	(1,433,626)
Balance at Sep. 30, 2019	$ 137,262	$ 59,191,875		$ (65,594,058)	$ (6,264,921)
Balance, shares at Sep. 30, 2019	137,261,594